                As filed with the Securities and Exchange Commission
                                  on May 6, 1999

                                                      Registration No. 333-71469
                                                                        811-7384
--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                              --------------------------

                                      FORM N-1A
      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                    PRE-EFFECTIVE AMENDMENT NO. 3                         [X]
                    POST-EFFECTIVE AMENDMENT NO. ___                      [ ]
                                        AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                                   AMENDMENT NO. 18

                             ----------------------------

                         NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
                (Exact name of registrant as specified in its charter)

                              --------------------------

                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
            (Address, including zip code, of Principal Executive Offices)

                             ---------------------------

                                  ARTHUR E. NICHOLAS
                      C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
                       (name and address of agent for service)

                                       COPY TO:

                                   CHARLES H. FIELD
                        NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, SUITE 2900
                             SAN DIEGO, CALIFORNIA 92101

Approximate date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of beneficial interest.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 9(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                    May 6, 1999





WRITER'S DIRECT
DIAL NUMBER:
(619) 687-2988


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:  Nicholas-Applegate Institutional Funds
          File Nos. 811-7384, 33-71469
          CIK No. 0000895414

Ladies and Gentlemen:

     Concurrently with this letter we are filing electronically on behalf of Nicholas-Applegate Institutional Funds (the "Trust"), Pre-Effective Amendment No. 3 (the "Amendment") to the Trust's Form N-1A Registration Statement under the 1933 Act and Amendment No. 18 under the Investment Company Act of 1940.

     The Amendment incorporates by reference Pre-Effective Amendment No. 2 to the Trust's Registration Statement filed on February 12, 1999. By this Amendment, the Trust makes the following undertaking:


     "THE NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS IS A SUCCESSOR ENTITY FOR THE ASSETS OF THE NICHOLAS-APPLEGATE MUTUAL FUNDS THAT ARE HELD BY INSTITUTIONAL INVESTORS. THE INSTITUTIONAL FUNDS WILL HAVE 19 PORTFOLIOS THAT ARE IDENTICAL TO THE PORTFOLIOS OF THE MUTUAL FUNDS. INSTITUTIONAL INVESTORS WILL TRANSFER THEIR ASSETS TO THE INSTITUTIONAL FUNDS BY WAY OF (i) VOLUNTARY EXCHANGE FROM 11 MULTI-CLASS PORTFOLIOS AND (ii) A TAX-FREE REORGANIZATION OF 8 SINGLE CLASS PORTFOLIOS. UPON RECEIPT OF THE ASSETS FROM THE MUTUAL FUNDS THE INSTITUTIONAL FUNDS WILL HAVE A NET WORTH IN EXCESS OF $100,000.

Securities and Exchange Commission
May 6, 1999
Page 2

     EXCEPT FOR ONE SALE TO AN INITIAL SHAREHOLDER FOR PURPOSES OF APPROVING THE VARIOUS SERVICE AGREEMENTS AND BOARD OF TRUSTEES, THE NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS UNDERTAKES TO NOT SELL ANY OF ITS SHARES UNTIL AFTER THE CLOSING OF THE VOLUNTARY EXCHANGE AND REORGANIZATION TRANSACTIONS, AT WHICH TIME IT WILL HAVE A NET WORTH IN EXCESS OF $100,000."

     Upon this filing the Trust respectfully requests immediate effectiveness of its Registration Statement. Thank you for your assistance regarding this matter. If you have any questions concerning the enclosed Amendment please do not hesitate to telephone me at the number set forth above.

                              Sincerely,



                              /s/ Deborah A. Wussow
                              Nicholas-Applegate Institutional Funds


cc:  Charles H. Field

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 6th day of May 1999.

                              Nicholas-Applegate Investment Trust




                              By:  John J.P. McDonnell*
                                   ---------------------
                                   John J.P. McDonnell
                                   President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

 John J.P. McDonnell*      Principal Executive Officer      May 6, 1999
---------------------
 John J.P. McDonnell


 /s/ C. William Maher
---------------------
 C. William Maher          Principal Financial and          May 6, 1999
                           Accounting Officer


 Walter E. Auch*           Trustee                          May 6, 1999
---------------------
 Walter E. Auch


 Darlene Deremer*          Trustee                          May 6, 1999
---------------------
 Darlene Deremer


 George F. Keane*          Trustee                          May 6, 1999
---------------------
 George F. Keane


*/s/ E. Blake Moore, Jr.
------------------------
By:  E. Blake Moore, Jr.
        Attorney In Fact